Other Expense (Income), Net	12 Months Ended
Dec. 31, 2013
Other Income And Expenses [Abstract]
Other Expense (Income), Net

3. OTHER EXPENSE (INCOME), NET

Other expense (income), net consists of significant items such as: restructuring charges generally related to plant closures; impairment charges; gains or losses on disposal of facilities; re-measurement gains on acquisitions; and other items not reflective of on-going operating profit or loss. Other expense (income), net consists of:

	2013	2012	2011

North America [a]
Impairment of long-lived assets	$23	$2	$7
Re-measurement gain of STT	0	(35)	0
Settlement agreement	0	0	11
Insurance proceeds	0	0	(15)

	23	(33)	3

Europe [b]
Restructuring charges	89	55	0
Impairment of long-lived assets	0	23	14
Loss on disposal of facility	0	0	129
Customer bankruptcy	0	0	11

	89	78	154

Rest of World [c]
Impairment of long-lived assets	10	0	0
Impairment of goodwill	22	0	0

	32	0	0

Corporate [d]
Re-measurement gain of E-Car	0	(153)	0
Write down of real estate	0	0	9
Gain on sale of investment	0	0	(10)

	0	(153)	(1)

	$144	$(108)	$156

[a]	North America

For the year ended December 31, 2013

In conjunction with its annual business planning cycle, during the fourth quarter of 2013 the Company recorded long-lived asset impairment charges of $23 million [$11 million after tax and non-controlling interests] in North America related to battery research equipment in Canada.

For the year ended December 31, 2012

During 2012 the Company recorded long-lived asset impairment charges of $2 million [$1 million after tax] in North America related to specific fixed assets at a metal fabricating facility in the United States.

On October 26, 2012, the Company acquired the remaining 50% interest in STT Technologies Inc. [“STT”] for cash consideration of $55 million. STT is a manufacturer of automotive pumps with operations in Canada and Mexico. Prior to the acquisition, the Company accounted for this investment using the equity method of accounting.

The incremental investment in STT was accounted for under the business acquisition method of accounting as a step acquisition which requires that Magna re-measures its pre-existing investment in STT at fair value and recognize any gains or losses in income. The estimated fair value of Magna’s investment immediately before the closing date was $55 million, which resulted in the recognition of a non-cash gain of $35 million [$35 million after tax].

For the year ended December 31, 2011

During 2011, a settlement agreement was finalized in connection with the settlement of certain patent infringement and other claims. The Company recorded an $11 million expense in the third quarter of 2011 in relation to these arrangements.

During 2011, the Company recorded long-lived asset impairment charges of $7 million [$7 million after tax] related to a roof systems facility in the United States.

During 2011, the Company received proceeds pursuant to an insurance claim for fire damages related to an interior systems facility in the United States. The proceeds received were $15 million in excess of the damaged assets’ net book value and the losses previously recognized, and was recorded in income.

[b]	Europe

For the year ended December 31, 2013

As a result of recent customer announcements related to plant closures, the profitability of certain facilities and the level of future booked business, management determined that restructuring would have to be completed in its traditional European markets in order to remain cost competitive over the long-term. As a result, during 2013, the Company recorded net restructuring charges of $89 million [$64 million after tax] in Europe at its exterior and interior systems operations related primarily to the closure of a facility in Belgium.

Substantially all of these restructuring costs will be paid subsequent to 2013.

For the year ended December 31, 2012

During the fourth quarter of 2012, the Company recorded restructuring charges of $55 million [$53 million after tax] in Europe primarily at its exterior and interior systems and complete vehicle and engineering services operations.

During the fourth quarter of 2012, the Company recorded long-lived asset impairment charges of $23 million [$22 million after tax] primarily related to exterior and interior systems facilities.

For the year ended December 31, 2011

During the third quarter of 2011, the Company sold an interior systems operation located in Germany and recorded a loss on disposal of $113 million. This operation, whose long-lived assets were substantially impaired in 2010, had a history of losses which were projected to continue throughout the business planning period. Under the terms of the 2011 sale arrangements [the “SPA”], the Company agreed to fund the buyer $67 million, to be satisfied with certain working capital items, cash and the assumption of certain liabilities. Final settlement of the SPA did not occur during 2011 and in the fourth quarter of 2011 an additional $16 million was accrued in relation to the ongoing disputes with the purchaser bringing the total loss on disposal to $129 million. As more fully described in note 6, on June 4, 2012, the Company re-acquired the above operation.

During 2011, the Company recorded long-lived asset impairment charges of $14 million [$13 million after tax] related to various facilities in Europe.

During 2011, the Company recorded an $11 million charge related to the insolvency of Saab.

[c]	Rest of World

For the year ended December 31, 2013

In conjunction with its annual business planning cycle, during 2013 the Company recorded long-lived asset impairment charges of $10 million [$10 million after tax], related primarily to fixed assets at the Company’s Seating operations in South America.

In addition, during 2013 the Company recorded goodwill impairment charges of $22 million [$22 million after tax] related to the Company’s metal stamping operations.

[d]	Corporate

For the year ended December 31, 2012

On August 31, 2012, the Company acquired the controlling 27% interest in the Magna E-Car Systems L.P. [“E-Car”] partnership from a company affiliated with the Stronach Group for cash consideration of $75 million.

Prior to the acquisition, the Company held the remaining 73% non-controlling interest in E-Car and accounted for this investment using the equity method of accounting. The incremental investment in E-Car was accounted for under the business acquisition method of accounting as a step acquisition which requires that Magna re-measure its pre-existing investment in E-Car at fair value and recognize any gains or losses in income. The estimated fair value of Magna’s partnership interest immediately before the closing date was $205 million, which resulted in the recognition of a non-cash gain of $153 million [$125 million after tax].

For the year ended December 31, 2011

During 2011, five excess corporate real estate assets were sold to entities associated with the Company’s Founder and Chairman, Mr. Stronach and/or the Company’s former Co-Chief Executive Officer, Siegfried Wolf. The sales were approved by the independent members of Magna’s Board of Directors based on independent fair market appraisals. The appraised fair value range for the properties was less than their carrying value and, accordingly, the Company recorded a $9 million impairment charge in 2011.

During 2011, the Company sold its 40% non-controlling interest in an equity accounted investment for proceeds of $151 million [Cdn$147 million] and recognized a $10 million gain on disposal.